SCHEDULE OF DISAGGREGATED BY MAJOR SERVICE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Product Information [Line Items]
Total	$ 16,540,179	$ 18,586,528	$ 24,021,196
Integrated Cross Border Logistics Services [Member]
Product Information [Line Items]
Total	15,116,783	16,872,539	19,444,182
Air Freight Forwarding Services [Member]
Product Information [Line Items]
Total	$ 1,423,396	$ 1,713,989	$ 4,577,014